GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 970	$ 949
Acquired through acquisition		41
Foreign exchange	121	20	$ 10
End of year	849	$ 970	$ 949
Hydroelectric
Reconciliation of changes in goodwill [abstract]
End of year	676
Wind
Reconciliation of changes in goodwill [abstract]
End of year	67
Solar
Reconciliation of changes in goodwill [abstract]
End of year	$ 106